Fees Summary	Sep. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,100,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	162,360.00
Total Offset Amount	120,010.00
Net Fee	$ 42,350.00